BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Supplement dated April 27, 2021

to the Prospectus dated October 28, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read

in conjunction with the Prospectus.

A.

Effective April 27, 2021 (the “Effective Date”), Steven Lear will be added as a member of the portfolio management team responsible for the day-to-day management of the portion of the Bridge Builder Core Bond Fund’s assets allocated to J.P. Morgan Investment Management Inc. (“JPMIM”).

Accordingly, as of the Effective Date, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “JPMIM” under the sub-section entitled “Summary Section – Bridge Builder Core Bond Fund – Sub-advisers and Portfolio Managers” is replaced with the following:

Portfolio Manager	Position with JPMIM	Length of Service to the Fund
Richard Figuly	Managing Director	Since July 2018
Justin Rucker	Executive Director	Since October 2019
Steven Lear	Managing Director	Since April 2021

2.

The sub-section entitled “Portfolio Managers” under the section entitled “Management of the Funds – Sub-advisers and Portfolio Managers – Core Bond Fund – JPMIM” is deleted and replaced with the following:

Portfolio Managers:

Richard Figuly, Managing Director, has served as a portfolio manager of the Core Bond Fund since July 2018. Justin Rucker, Executive Director, has served as a portfolio manager of the Core Bond Fund since October 2019. Steven Lear, Managing Director, has served as a portfolio manager of the Core Bond Fund since April 2021. All of the portfolio managers are based in Columbus, Ohio.

Mr. Figuly is a portfolio manager for the U.S. Value Driven team and has been an employee of JPMIM or predecessor firms since 1993. He is a member of the GFICC group and is responsible for managing institutional taxable bond portfolios.

Mr. Rucker has been an employee of JPMIM since 2006. He is a member of GFICC and a portfolio manager responsible for managing long duration and core bond institutional taxable bond portfolios.

Mr. Lear is the U.S. Chief Investment Officer within GFICC, responsible for all fixed income investment strategies of JPMIM in the U.S. Steve co-chairs the firm’s Investment Strategy Review Group and is a member of the firm’s Asset Management Investment Committee. He has been an employee of JPMIM since 2008.

B.

As of the Effective Date, Peter C. Fisher will be added as a member of the portfolio management team responsible for the day-to-day management of the portion of the Bridge Builder Large Cap Value Fund’s assets allocated to Wellington Management Company LLP (“Wellington Management”).

Accordingly, as of the Effective Date, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “Wellington Management” under the sub-section entitled “Summary Section – Bridge Builder Large Cap Value Fund – Sub-advisers and Portfolio Managers” is replaced with the following:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund
Donald J. Kilbride	Senior Managing Director, Equity Portfolio Manager	Since Inception
Peter C. Fisher	Senior Managing Director, Equity Portfolio Manager	Since April 2021

2.

The sub-section entitled “Portfolio Managers” under the section entitled “Management of the Funds – Sub-advisers and Portfolio Managers – Large Cap Value Fund – Wellington Management” is deleted and replaced with the following:

Portfolio Managers:

Donald J. Kilbride has been a portfolio manager of the Large Cap Value Fund since its inception. Peter C. Fisher has been a portfolio manager of the Large Cap Value Fund since April 2021.

Mr. Kilbride is a Senior Managing Director and an Equity Portfolio Manager at Wellington Management. Mr. Kilbride has over 26 years of professional experience and has been with Wellington Management for over 15 years.

Mr. Fisher is a Senior Managing Director and an Equity Portfolio Manager at Wellington Management. Mr. Fisher has over 25 years of professional experience and has been with Wellington Management for over 16 years.

C.

As of the Effective Date, Rachel M. Aguirre will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, and Bridge Builder International Equity Fund managed by BlackRock Investment Management, LLC (“BlackRock’s Allocated Portion of each Fund”). Alan Mason, Amy Whitelaw, Jennifer Hsui and Suzanne Henige will each continue to serve as portfolio managers of BlackRock’s Allocated Portion of each Fund.

Accordingly, as of the Effective Date, all references and information related to Rachel M. Aguirre in the following sections of the Prospectus are hereby deleted: (i) the table entitled “BlackRock” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for each of the Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund;” and (ii) the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers - Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund – BlackRock” under the section entitled “Management of the Funds.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE